RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 4–RELATED PARTY TRANSACTIONS
Founder Shares
On July 30, 2020, the Sponsor purchased 1,437,500 shares of the Company’s Common Stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.017 per share. On April 25, 2022, the

Company executed
a 1.2-for-one stock
split, resulting in an aggregate of 1,725,000 Founder Shares held by the Company’s sponsor, of which up to 225,000 Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) three years after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading
period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of Common Stock for cash, securities or other property.
Private Placement Units
The Sponsor has purchased an aggregate of 430,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement that occurred simultaneously with the consummation of the Initial Public Offering. Each Private Placement Unit consists of one share of Common Stock, one redeemable warrant entitling the holder to purchase one share of Common Stock, and one right which entitles the holder thereof to receive one-tenth (1/10)
of a share of common stock. The Private Placement Warrants are exercisable only to purchase whole shares of Common Stock at an exercise price of $11.50 per share, subject to adjustment (see Note 6). Proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete the initial Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be included in the liquidating distribution to the holders of the Public Shares.
The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units, including the component securities therein until 30 days after the completion of the Business Combination.
Promissory Notes
The Sponsor has advanced funds to the Company for the payment of expenses incurred in connection with the Initial Public Offering, which amount is evidenced by non-interest-bearing
promissory notes in the aggregate principal amount of $1,200,000. The promissory notes were due at the earlier of November 29, 2023 or upon the closing of the Initial Public Offering. These notes were discharged and cancelled in connection with the private placement that closed simultaneously with the Initial Public Offering.
On June 23, 2023, the Sponsor loaned to the Company $200,000 to fund working capital requirements and in exchange therefor the Company issued to the Sponsor an unsecured promissory note in the principal amount of $200,000. This note is non-interest-bearing
and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination. In the event that the Company does not consummate an initial Business Combination, the note will be repaid only from amounts remaining outside of the Company’s Trust Account, if any. At the Sponsor’s discretion, the principal balance of the note may be converted at any time prior to the consummation of the Business Combination into units identical to the private placement units at a price of $10.00 per Unit. As of September 30, 2024 and December 31, 2023, the outstanding balance of this note was $0.
On November 13, 2023, Bellevue Capital Management LLC (“BCM”) loaned to the Company $180,000 and in exchange therefor the Company issued to BCM an unsecured promissory note in the principal amount of $180,000. The proceeds of this loan were used to fund the payment to extend the date by which the Company must consummate an initial Business Combination to February 14, 2024. The note is non-interest
bearing and is

payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination. In the event that the Company does not consummate the Business Combination, this note will be repaid only from amounts remaining outside of the Company’s Trust Account, if any. As of September 30 30, 2024 and December 31, 2023, the outstanding balance of this note was $0.
On February 9, 2024, the Company issued an unsecured promissory note in the principal amount of $75,000 to Jun Chul Whang, a member of the Company’s Board, and on September 20, 2024 amended the terms of the agreement (the note, as amended, the “JCW Promissory Note”). The JCW Promissory Note is not interest bearing and is payable in full on the earlier of: (i) March 31, 2025 or (ii) the date on which the Company consummates an initial business combination (the “JCW Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Charter (as subject to extension), Mr. Whang agrees to forgive the principal balance of the JCW Promissory Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JCW Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action. As of September 30, 2024, the outstanding balance of this note was
$75,000.
On March 8, 2024, the Company issued an unsecured promissory note in the principal amount of $60,000 to Josh Pan, a member of Bellevue Capital Management LLC and on September 20, 2024 amended the terms of the agreement (the note, as amended, the “JP Promissory Note”). The JP Promissory Note is not interest bearing and is payable in full on the earlier of: (i) March 31, 2025 or (ii) the date on which the Company consummates an initial business combination (the “JP Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Charter (as subject to extension), Mr. Pan agrees to forgive the principal balance of the Promissory Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JP Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action. As of September 30, 2024, the outstanding balance of this note was
$60,000.
On April 8, 2024, the Company issued an unsecured promissory note (the “April Sponsor Note”) in the principal amount of $1,200,000 to the Sponsor. The April Sponsor Note is not interest bearing and is payable in full on the earlier of (i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination (the “April Sponsor Note Maturity Date”). In the event that the Company does not consummate a Business Combination on or prior to the time provided in the Company’s Charter (as subject to extension), the Sponsor agrees to forgive the principal balance of the April Sponsor Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the April Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action. As of September 30, 2024, the outstanding balance of this note was
$1,200,000.
On April 17, 2024, the Company issued an unsecured promissory note (the “Second April Sponsor Note”) in the principal amount of $50,000 to the Sponsor. The Second April Sponsor Note is not interest bearing and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination (the “Second April Sponsor Note Maturity Date”
)
. In the event that the Company does not consummate a Business Combination on or prior to the time provided in the Company’s Charter (as subject to extension), the Sponsor agrees to forgive the principal balance of the Second April Sponsor Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Second April Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action. As of September 30, 2024, the outstanding balance of this note was $23,000.
On May 14, 2024, the Company issued an unsecured promissory note (the “May Sponsor Note”) in the principal amount of $140,000 to the Sponsor. The May Sponsor Note is not interest bearing and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination (the “May Sponsor Note Maturity Date”). In the event that the Company does not consummate a Business Combination on or prior to the time provided in the Company’s Charter (as subject to extension), the Sponsor agrees to forgive the principal balance of the May Sponsor Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the May Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action. As of September 30, 2024, the outstanding balance of this note was
$140,000.
On July 11, 2024, the Company issued an unsecured promissory note (the “July Promissory Note”) in the principal amount of $280,000 to the Sponsor. The July Promissory Note is not interest bearing and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial business combination (the “July Promissory Note Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Charter (as subject to extension), Sponsor agrees to forgive the principal balance of the July Promissory Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the July Promissory Note Maturity Date the commencement of a voluntary or involuntary bankruptcy action. As of September 30, 2024, the outstanding balance of this note was
$280,000.
The outstanding balance was $1,778,000 as of September 30, 2024 recorded as notes payable – related party.
Working Capital Loans
In addition to the loans described above, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of such Working Capital Loans may be convertible into Units at a price of $10.00 per Unit. The Units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Loans made by Chardan or any of its related persons, if any, will not be convertible into any of the Company’s securities, and Chardan and its related persons will have no recourse with respect to their ability to convert their loans into any of the Company’s securities. As of September 30, 2024 and December 31, 2023, no Working Capital Loans were outstanding.
Administrative Support Agreement
Beginning on March 1, 2023, the Company agreed to pay BCM, an affiliate of members of the Sponsor, a total of $7,500 per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the three months ended September 30, 2024 and 2023, the Company incurred $22,500 and $22,500, respectively, of administrative support fees which are included in general and administrative expenses in the accompanying statements of operations. During the nine months ended September 30, 2024 and 2023, the Company incurred $67,500 and $52,500 , respectively, of administrative support fees which are included in general and administrative expenses in the accompanying statements of operations. As of September 30, 2024 and December 31, 2023, the outstanding balance was $30,000 and $15,000, respectively, recorded as due to affiliate.

Due to Affiliate
On August 17, 2021, the Sponsor agreed to advance the Company up to $10,000. On February 17, 2022, the Company repaid $10,000 to the Sponsor. On April 28, 2022, the Sponsor agreed to advance the Company up to an additional $10,000. On April 29, 2022, the Sponsor agreed to advance an additional $7,000. These advances are due on demand and are non-interest-bearing.
During the year ended December 31, 2023, the Sponsor advanced $180,000 of funds to the Company and Company repaid $140,000.
The outstanding balance was $57,000 as of September 30, 2024 and December 31, 2023, recorded as due to affiliate.

NOTE 4–RELATED PARTY TRANSACTIONS
Founder Shares
On July 30, 2020, the Sponsor purchased
1,437,500
 shares of the Company’s Common Stock (the “Founder Shares”) for an aggregate purchase price of $
25,000
, or approximately $
0.017
 per share.
On April 25, 2022, the Company executed a
1.2-for-one
stock split, resulting in an aggregate of 1,725,000 Founder Shares held by the Company’s sponsor, of which up to 225,000 Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A)
three years
 after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Common Stock equals or exceeds $
12.50
 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
 trading days within
any 30-day
trading period commencing at least
150
 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of Common Stock for cash, securities or other property.
Private Placement Units
The Sponsor has purchased an aggregate of
430,000
 Private Placement Units at a price of $
10.00
 per Private Placement Unit in a private placement that occurred simultaneously with the consummation of the Initial Public Offering. Each Private Placement Unit consists of one
 share of Common Stock,
one
 redeemable warrant entitling the holder to purchase
one
 share of Common Stock, and
one
 right which entitles the holder thereof to receive
one-tenth
(1/10) of a share of common stock. The Private Placement Warrants are exercisable only to purchase whole shares of Common Stock at an exercise price of $
11.50
 per share, subject to adjustment (see Note 6). Proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete the initial Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be included in the liquidating distribution to the holders of the Public Shares.
The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units, including the component securities therein until
30
 days after the completion of the Business Combination.
Promissory Notes
The Sponsor has advanced funds to the Company for the payment of expenses incurred in connection with the Initial Public Offering, which amount is evidenced by non
-
interest
-
bearing promissory notes in the aggregate principal amount of $
1,200,000
. The promissory notes were due at the earlier of
November 29, 2023
 or upon the closing of the Initial Public Offering. These notes were discharged and cancelled in connection with the private placement that closed simultaneously with the Initial Public Offering.
On June 23, 2023, the Sponsor loaned to the Company $
200,000
to fund working capital requirements and in exchange therefor the Company issued to the Sponsor an unsecured promissory note in the principal amount of $
200,000
. This note is
non-interest
-
bearing and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial business combination (the “Business Combination”). In the event that the Company does not consummate a business combination, the note will be repaid only from amounts remaining outside of the Company’s trust account, if any. At the Sponsor’s discretion, the principal balance of the note may be converted at any time prior to the consummation of the Business Combination into units identical to the private placement units at a price of $
10.00
 per Unit. As of December 31, 2023, the outstanding balance of this note was $
0
.

On November 13, 2023,
Bellevue Capital Management LLC (“
BCM
”)
loaned to the Company $
180,000
and in exchange therefor the Company issued to BCM an unsecured promissory note in the principal amount of $
180,000
. The proceeds of this loan were used to fund the payment to extend the Termination Date by which the Company must consummate an initial business combination to February 14, 2024. The note is non-interest
bearing and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates the Business Combination. In the even
t
that the Company does not consummate the Business Combination, this note will be repaid only from amounts remaining outside of the Company’s Trust Account, if any. As of December 31, 2023, the outstanding balance of this note was $
0
.
Working Capital Loans
In addition to the loans described above, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1,000,000
 of such Working Capital Loans may be convertible into Units at a price of $
10.00
 per Unit. The Units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Loans made by Chardan or any of its related persons, if any, will not be convertible into any of the Company’s securities, and Chardan and its related persons will have no
recourse with respect to their ability to convert their loans into any of the Company’s securities. As of December 31,
2023 and
2022,
no

Working Capital Loans were outstanding.
Administrative Support Agreement
Beginning on March 1, 2023, the Company agreed to pay BCM, an affiliate of members of the Sponsor, a total of $
7,500
per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the years ended December 31, 2023 and December 31, 2022, the Company incurred $
90,000
and $
75,000
, respectively, of administrative support fees which are included in general and administrative expenses in the accompanying statements of operations. As of December 31, 2023, the outstanding balance was $
15,000
recorded as due to affiliate.
Due to Affiliate

On August 17, 2021, the Sponsor agreed to advance the Company up to $
10,000
. On February 17, 2022, the Company repaid $
10,000
 to the Sponsor. On April 28, 2022, the Sponsor agreed to advance the Company up to an additional $
10,000
. On April 29, 2022, the Sponsor agreed to advance an additional $
7,000
. These advances are due on demand and are
non-interest
-
bearing. During the year ended December 31, 2023, the Sponsor advanced $
180,000
of funds to the Company and Company repaid $
140,000
. Beginning on March 1, 2023, the Company agreed to pay an affiliate of members of the Sponsor a total of $
7,500
 per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
The outstanding balance was $
57,000
and $
17,000
as of December 31, 2023 and December 31, 2022, respectively
, recorded as due to affiliate
.